Intangible Assets, Net - Schedule of Intangible Assets (Details) - 6 months ended Jun. 30, 2026 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	$ 9	¥ 62
Amortization expense	5	33
Net balance, as of ending	$ 4	29
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning		62
Amortization expense		33
Net balance, as of ending		¥ 29